Segment Information and Major Customers (Details) - Schedule of Revenues by Geographic Region - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information and Major Customers (Details) - Schedule of Revenues by Geographic Region [Line Items]
Total revenues by geographic region	₪ 2,720	₪ 1,193	₪ 450
Israel [Member]
Segment Information and Major Customers (Details) - Schedule of Revenues by Geographic Region [Line Items]
Total revenues by geographic region	2,519	1,193	450
Europe [Member]
Segment Information and Major Customers (Details) - Schedule of Revenues by Geographic Region [Line Items]
Total revenues by geographic region	₪ 201